Pension benefits - Additional Information (Details) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018 USD ($)	Jul. 01, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 33		$ 37
Total company contributions	$ 9	$ 10	$ 16	$ 17
Onshore Employees
Defined Benefit Plan Disclosure [Line Items]
Retirement pension as a percent of salary (as percent)			66.00%
Retirement age			67 years
Retirement pension cap (as percent)			66.00%
Multiple of base			12
Retirement age to receive pre-retirement pension			62 years